Postretirement Benefit Plans - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) plan country	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, cost of employee participation	$ 32	$ 56	$ 64
Defined benefit plan, number of plans | plan	18
Defined benefit plan, number of countries included in coverage | country	10
Increase (decrease) in projected benefit obligation	$ 70	(45)
Company contributions	$ 11	$ 4
International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, number of plans | plan	6
Defined benefit plan, number of countries included in coverage | country	5
Minimum
Defined Benefit Plan Disclosure [Line Items]
Expected future employer contributions for defined benefit plans	$ 10
Maximum
Defined Benefit Plan Disclosure [Line Items]
Expected future employer contributions for defined benefit plans	$ 15